Taxes on Earnings	12 Months Ended
Aug. 02, 2015
Income Tax Disclosure [Abstract]
Taxes on Earnings
Taxes on Earnings
The provision for income taxes on earnings from continuing operations consists of the following:

	2015	2014	2013
Income taxes:
Currently payable:
Federal	$246	$252	$268
State	31	30	24
Non-U.S.	55	42	47
	332	324	339
Deferred:
Federal	(47)	56	61
State	1	3	1
Non-U.S.	(3)	(9)	14
	(49)	50	76
	$283	$374	$415

Earnings from continuing operations before income taxes:
United States	$803	$1,064	$1,155
Non-U.S.	146	84	194
	$949	$1,148	$1,349

The following is a reconciliation of the effective income tax rate on continuing operations to the U.S. federal statutory income tax rate:

	2015	2014	2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	2.2	2.0	1.3
Tax effect of international items	(2.5)	(1.0)	(2.2)
Settlement of tax contingencies	(0.8)	—	(0.1)
Federal manufacturing deduction	(2.9)	(2.2)	(1.9)
Other	(1.2)	(1.2)	(1.3)
Effective income tax rate	29.8%	32.6%	30.8%

Deferred tax liabilities and assets are comprised of the following:

	2015	2014
Depreciation	$306	$300
Amortization	541	541
Other	17	16
Deferred tax liabilities	864	857
Benefits and compensation	298	294
Pension benefits	92	63
Tax loss carryforwards	44	49
Capital loss carryforwards	85	112
Other	101	70
Gross deferred tax assets	620	588
Deferred tax asset valuation allowance	(122)	(151)
Net deferred tax assets	498	437
Net deferred tax liability	$366	$420

At August 2, 2015, our U.S. and non-U.S. subsidiaries had tax loss carryforwards of approximately $173. Of these carryforwards, $127 expire between 2016 and 2035, and $46 may be carried forward indefinitely. The current statutory tax rates in these countries range from 16% to 35%. At August 2, 2015, deferred tax asset valuation allowances have been established to offset $142 of these tax loss carryforwards. Additionally, at August 2, 2015, our non-U.S. subsidiaries had capital loss carryforwards of approximately $298, which were fully offset by valuation allowances.
The net change in the deferred tax asset valuation allowance in 2015 was a decrease of $29. The decrease was primarily due to the impact of currency and the expiration of tax losses, partially offset by the recognition of additional valuation allowances on other foreign loss carryforwards. The net change in the deferred tax asset valuation allowance in 2014 was an increase of $3. The increase was primarily due to the impact of currency and the recognition of additional valuation allowances on foreign loss carryforwards.
As of August 2, 2015, other deferred tax assets included $2 of state tax credit carryforwards related to various states that expire between 2018 and 2024. As of August 3, 2014, other deferred tax assets included $9 of state tax credit carryforwards related to various states that expire between 2018 and 2024. No valuation allowances have been established related to these deferred tax assets.
As of August 2, 2015, U.S. income taxes have not been provided on approximately $770 of undistributed earnings of non-U.S. subsidiaries, which are deemed to be permanently reinvested. It is not practical to estimate the tax liability that might be incurred if such earnings were remitted to the U.S.
A reconciliation of the activity related to unrecognized tax benefits follows:

	2015	2014	2013
Balance at beginning of year	$71	$61	$48
Increases related to prior-year tax positions	9	—	28
Decreases related to prior-year tax positions	—	(1)	(7)
Increases related to current-year tax positions	5	11	9
Settlements	(27)	—	(15)
Lapse of statute	—	—	(2)
Balance at end of year	$58	$71	$61

The decrease in 2015 is primarily due to the settlement of an intercompany pricing agreement between the U.S. and Canada for the years from 2006 though 2014.
The amount of unrecognized tax benefits that, if recognized, would impact the annual effective tax rate was $39 as of August 2, 2015, and $23 as of August 3, 2014, and July 28, 2013. The total amount of unrecognized tax benefits can change due to audit settlements, tax examination activities, statute expirations and the recognition and measurement criteria under accounting for uncertainty in income taxes. We are unable to estimate what this change may be within the next 12 months, but do not believe that it will be material to the financial statements. Approximately $5 and $2 of unrecognized tax benefits, including interest and penalties, were reported as accounts receivable in the Consolidated Balance Sheets as of August 2, 2015, and August 3, 2014, respectively.
Our accounting policy with respect to interest and penalties attributable to income taxes is to reflect any expense or benefit as a component of our income tax provision. The total amount of interest and penalties recognized in the Consolidated Statements of Earnings was not material in 2015, 2014 and 2013. The total amount of interest and penalties recognized in the Consolidated Balance Sheets was $3 as of August 2, 2015, and August 3, 2014.
We do business internationally and, as a result, file income tax returns in the U.S. federal jurisdiction and various state and non-U.S. jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world, including such major jurisdictions as the U.S., Australia, Canada and Denmark. The 2015 tax year is currently under audit by the Internal Revenue Service. In addition, several state income tax examinations are in progress for the years 2003 to 2014.
With limited exceptions, we have been audited for income tax purposes in Australia and Denmark through 2010, and in Canada through 2009.